Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Basic and Diluted Per Share [Abstract]
Net income (loss) attributable to Telesat Corporation Shares	$ (165,782)	$ 20,996	$ (211,277)	$ 5,458
Effect of diluted securities		1,860		420
Diluted net income (loss) attributable to Telesat Corporation Shares	$ (165,782)	$ 22,856	$ (211,277)	$ 5,878